Segment Reporting - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 134,711	$ 92,876
Total non-current assets	184,910	151,860
U.S. [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	35,701	43,548
Total non-current assets	26,849	41,146
Korea [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	74,759	13,260
Canada [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	4,981	13
Total non-current assets	156,991	110,714
Taiwan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	8,349	18,045
Chile [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	2,095
Total non-current assets	310
United Kingdom [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	2,002	3,105
Thailand [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,301
China [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,018	4,311
Cayman Islands [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue		5,000
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	200	4,601
Rest of the World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	4,305	$ 993
Belgium [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total non-current assets	759
Mexico [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total non-current assets	$ 1